Earnings per share - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income	$ 344,292	$ 668,774	$ 546,898
Basic weighted average number of shares (in shares)	46,554,200	48,544,137	52,369,269
Effect of dilutive potential basic shares:
Restricted stock (in shares)	2,395,322	2,330,185	2,158,478
Diluted weighted average number of shares (in shares)	48,949,522	50,874,322	54,527,747
Earnings per share:
Basic (in USD per share)	$ 7.40	$ 13.78	$ 10.44
Diluted (in USD per share)	$ 7.03	$ 13.15	$ 10.03